Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Interest and fees on loans	$ 127,944	$ 128,581	$ 129,212
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	17,700	18,776	22,639
Interest on held to maturity securities:
Total interest on held to maturity securities	3,673	5,978	7,491
Federal Reserve Bank and Federal Home Loan Bank stock	490	486	304
Interest on federal funds sold and other short-term investments	1,240	1,142	1,102
Total interest and dividend income	151,047	154,963	160,748
Interest expense:
Interest on deposits	13,800	18,500	24,670
Interest on short-term borrowings	1,483	1,475	1,574
Total interest expense	15,283	19,975	26,244
Net interest income	135,764	134,988	134,504
Provision for loan losses	7,000	12,000	18,750
Net interest income after provision for loan losses	128,764	122,988	115,754
Noninterest income:
Trustco Financial Services income	5,301	5,761	5,088
Fees for services to customers	11,675	12,290	11,305
Net gain on securities transactions	1,622	2,161	1,428
Other	1,172	752	952
Total noninterest income	19,770	20,964	18,773
Noninterest expenses:
Salaries and employee benefits	32,424	31,276	28,751
Net occupancy expense	16,100	15,257	14,687
Equipment expense	6,381	6,073	5,652
Professional services	5,649	6,040	5,729
Outsourced services	5,125	5,122	5,100
Advertising expense	2,827	3,841	2,784
FDIC and other insurance expense	3,975	3,823	4,655
Other real estate expense, net	3,598	3,216	5,693
Other	8,926	9,329	9,091
Total noninterest expense	85,005	83,977	82,142
Income before income taxes	63,529	59,975	52,385
Income taxes	23,717	22,441	19,298
Net income	39,812	37,534	33,087
Earnings per share:
Basic (in dollars per share)	$ 0.422	$ 0.400	$ 0.389
Diluted (in dollars per share)	$ 0.422	$ 0.400	$ 0.389
U. S. government sponsored enterprises [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	2,600	8,097	12,998
Interest on held to maturity securities:
Total interest on held to maturity securities	0	25	261
State and political subdivisions [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	562	1,413	2,471
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	11,385	6,697	3,091
Interest on held to maturity securities:
Total interest on held to maturity securities	2,840	4,287	4,765
Corporate bonds [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	812	2,231	4,059
Interest on held to maturity securities:
Total interest on held to maturity securities	833	1,666	2,465
Small Business Administration-guaranteed participation securities [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	2,180	319	0
Mortgage-backed securities and collateralized mortgage obligations-Commercial [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	144	0	0
Other securities [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	$ 17	$ 19	$ 20